INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INVENTORY [Abstract]
INVENTORY

NOTE 4. - INVENTORY

Significant components of inventory at June 30, 2012 and December 31, 2011 consist primarily of:

	2012	2011
	(Unaudited)
Bulk product and raw materials	$1,767,949	$1,600,032
Work in process	152,542	-
Merchandise inventory	180,944	375,810
Inventory in transit	266,489	198,942
	$2,367,924	$2,174,784

Bulk product and raw materials - Bulk product consists of completed product formulations that have not yet been packaged in market ready packaging. Raw materials consist of bulk quantities of the various chemical components of product formulations.

Work in process - Work in process inventory consists of merchandise inventory currently in interim production stage that is partially completed and not yet market ready.

Merchandise inventory - Merchandise inventory consists of completed formulations in market ready packaging. Our formulations are batch controlled and subject to various government regulations which, among other things, govern the purity and safety of our product and in some cases limit the concentration of certain ingredients, which would restrict the distribution of these products to medical professionals.

Inventory in transit - In transit inventory consists of primarily bulk product and raw materials where title has transferred to the Company but the inventory has yet to arrive in a designated warehouse facility either company owned or under contract.

Management evaluated the inventory at June 30, 2012 and December 31, 2011 and any obsolete inventory was excluded from our reported inventory value. Accordingly only a $20,000 and $0 allowance for slow moving inventory was considered necessary at June 30, 2012 and December 31, 2011, respectively.

NOTE 4. - INVENTORY

Significant components of inventory at December 31, 2011 and 2010 consist primarily of:

	2011	2010
Bulk product and raw materials	$1,600,032	$814,416
Merchandise inventory	375,810	204,018
Inventory in transit	198,942	163,246
	$2,174,784	$1,181,680

Bulk product and raw materials - Bulk product consists of completed product formulations that have not yet been packaged in market ready packaging. Raw materials consist of bulk quantities of the various chemical components of product formulations.

Merchandise inventory - Merchandise inventory consists of completed formulations in market ready packaging. Our formulations are batch controlled and subject to various government regulations which, among other things, govern the purity and safety of our product and in some cases limit the concentration of certain ingredients, which would restrict the distribution of these products to medical professionals.

Inventory in transit - In transit inventory consists of primarily bulk product and raw materials where title has transferred to the Company but the inventory has yet to arrive in a designated warehouse facility either company owned or under contract.

Management evaluated the inventory at December 31, 2011 and 2010 and any obsolete inventory was excluded from our reported inventory value, accordingly no allowance for obsolescence was necessary.